Risk management - Cash flow hedge for future exports - Movement in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk management
Opening balance	$ (136,470)	$ (135,748)	$ (374,079)
Exchange difference	(1,533,743)	(201,967)	(35,607)
Reclassification to profit or loss	249,978	193,374	386,773
Ineffectiveness	24,496	9,779	5,173
Deferred income tax	450,492	(1,908)	(118,008)
Closing balance	$ (945,247)	$ (136,470)	$ (135,748)